Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Convertible Notes [Abstract]
Convertible Notes
6.	Convertible Notes

2023 Notes and 2024 Note

During 2023 and 2024, the Company issued unsecured convertible promissory notes with aggregate principal amounts of $10.0 million each (the “2023 Notes” and “2024 Note,” respectively). The 2024 Note included an embedded conversion feature that was bifurcated and accounted for as a derivative liability, remeasured to fair value at each reporting date, with changes in fair value recognized in other income (expense), net in the condensed consolidated statements of operations.

On October 31, 2025, the Company and the holders entered into a conversion agreement pursuant to which all outstanding principal and accrued interest were converted into shares of Series F redeemable convertible preferred stock at $1.40 per share. The Company accounted for the transaction as a debt extinguishment. Upon conversion, the embedded conversion feature derivative was remeasured to fair value immediately prior to conversion and extinguished. As a result, there were no outstanding balances related to the 2023 Notes, the 2024 Note, or the related embedded derivative as of March 31, 2026 or December 31, 2025.

No interest expense was recognized on the 2023 Notes or 2024 Note during the three months ended March 31, 2026. Interest expense related to the 2023 Notes and 2024 Note was $207 and $197, respectively, for the three months ended March 31, 2025. No change in fair value of the embedded conversion feature was recognized during the three months ended March 31, 2026 as the derivative was extinguished on October 31, 2025. The Company recognized a change in fair value of $3 on the embedded conversion feature during the three months ended March 31, 2025.

Make-Whole Provision

The Conversion Agreement includes a one-time make-whole provision that may require the Company to issue additional shares of Series F redeemable convertible preferred stock if the price per share in the Company’s next equity financing is below a stated threshold. The Company determined that the make-whole provision represents a derivative liability. The derivative liability was initially recorded at its estimated fair value on October 31, 2025 of $1.0 million and is remeasured at fair value at each reporting date, with changes in fair value recognized in other income (expense), net in the condensed consolidated statements of operations. The fair value of the make-whole derivative liability was $48 and $40 as of March 31, 2026 and December 31, 2025, respectively. The Company recognized a change in fair value of $8 during the three months ended March 31, 2026. No change in fair value was recognized during the three months ended March 31, 2025 as the make-whole provision did not exist prior to October 31, 2025. As further discussed in Note 17, Subsequent Events, in connection with the closing of the Merger, the make-whole derivative liability was derecognized in its entirety in April 2026.

7.	Convertible Notes

2023 Notes

Between June and October 2023, the Company issued unsecured convertible promissory notes with an aggregate principal amount of $10.0 million (the “2023 Notes”). The 2023 Notes accrue interest at a compound rate of 7% per annum and mature on the earlier of (i) conversion into equity interests of the Company in accordance with the contractual terms or (ii) June 1, 2026. Under the terms of the 2023 Notes, the Company may elect to (i) redeem the 2023 Notes at any time, (ii) convert the 2023 Notes in accordance with the agreement prior to maturity, or (iii) repay all outstanding principal and accrued but unpaid interest at maturity if conversion has not occurred.

The 2023 Notes were accounted for as debt. No amounts were separated or accounted for as derivatives. At December 31, 2024, the aggregate outstanding principal balance of the 2023 Notes was $10.0 million. There were no outstanding 2023 Notes at December 31, 2025 as a result of the conversion described below. For the years ended December 31, 2025 and 2024, total interest expense related to the 2023 Notes was $682 and $700, respectively.

2024 Note

In July 2024, the Company issued an unsecured convertible promissory note with an aggregate principal amount of $10.0 million (the “2024 Note”). The 2024 Note accrues interest at a compound rate of 8% per annum and matures on the earlier of (i) conversion into shares of the Company’s capital stock or (ii) July 22, 2026.

The Company determined that the embedded conversion discount feature of the 2024 Note requires separate accounting as a derivative liability. Accordingly, the embedded derivative was bifurcated from the host debt instrument and separately accounted for at fair value. At issuance, the derivative liability was recorded at its estimated fair value of $75, with a corresponding debt discount recorded against the carrying amount of the 2024 Note. The debt discount was amortized to interest expense over the contractual term of the note. The derivative liability was remeasured at fair value at each reporting date, with changes in fair value recognized in other expense, net in the consolidated statements of operations. The fair value of the derivative liability was $44 at December 31, 2024. For the years ended December 31, 2025 and 2024, the Company recognized a loss from change in fair value of the derivative liability of $37 and $31, respectively.

At December 31, 2024, the aggregate outstanding principal balance of the 2024 Note was $10.0 million. There were no outstanding 2024 Note at December 31, 2025 as a result of the conversion described below. For the years ended December 31, 2025 and 2024, total interest expense related to the 2024 Note was $949 and $508, respectively, consisting of contractual interest of $679 and $357 and amortization of debt discount of $270 and $151, respectively.

Conversion of Notes and Agreement to Convert

On October 31, 2025, the Company and the holders of the outstanding 2024 and 2023 Notes entered into an Agreement to Convert (the “Conversion Agreement”). The Conversion Agreement amended and superseded certain provisions of the notes and provided for the mandatory conversion of all outstanding principal and accrued but unpaid interest into shares of the Company’s Series F redeemable convertible preferred stock at a negotiated conversion price of $1.40 per share.

Immediately prior to conversion, the Company remeasured the derivative liability associated with the 2024 Note to fair value. Upon conversion, aggregate outstanding principal and accrued interest of $22.7 million was converted into 16,221,980 shares of Series F redeemable convertible preferred stock. The transaction was settled entirely in shares, and no cash consideration was paid.

Upon conversion, the Company derecognized the carrying amount of the 2024 and 2023 Notes, including any unamortized debt discount and the related derivative liability. As a result of the conversion, there were no outstanding balances related to the 2024 or 2023 Notes as of December 31, 2025.

The Company accounted for the transaction as a debt extinguishment and recognized a loss of $10.1 million during the year ended December 31, 2025. The loss represents the excess of the aggregate fair value of the Series F redeemable convertible preferred stock issued and the make-whole derivative liability recognized over the net carrying amount of the notes and related balances derecognized. The loss is included in other expense, net in the consolidated statements of operations.

Make-Whole Provision

The Conversion Agreement includes a one-time make-whole provision that may require the Company to issue additional shares of Series F redeemable convertible preferred stock if the price per share in the Company’s next equity financing is below a stated threshold. The Company determined that the make-whole provision represents a derivative liability. The derivative liability was initially recorded at its estimated fair value on October 31, 2025 of $1.0 million and is remeasured at fair value at each reporting date, with changes in fair value recognized in other expense, net in the consolidated statements of operations. As of December 31, 2025, the derivative liability related to the make-whole provision was $40. The Company recognized a change in fair value of $1.0 million during the year ended December 31, 2025.